E. Concentrations of Credit Risk (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Cash and cash equivalents	$ 13	$ 301	$ 12	$ 24
Short-term Investments	$ 1,875	$ 1,624